Document and Entity Information	0 Months Ended
Feb. 20, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 20, 2015
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Feb. 20, 2015
Document Effective Date	Feb. 20, 2015
Prospectus Date	Aug. 24, 2014
MFS® Research Bond Fund | A
Risk/Return:
Trading Symbol	MRBFX
MFS® Research Bond Fund | R4
Risk/Return:
Trading Symbol	MRBJX
MFS® Research Bond Fund | 529A
Risk/Return:
Trading Symbol	EARBX
MFS® Research Bond Fund | 529B
Risk/Return:
Trading Symbol	EBRBX
MFS® Research Bond Fund | 529C
Risk/Return:
Trading Symbol	ECRBX
MFS® Research Bond Fund | B
Risk/Return:
Trading Symbol	MRBBX
MFS® Research Bond Fund | C
Risk/Return:
Trading Symbol	MRBCX
MFS® Research Bond Fund | I
Risk/Return:
Trading Symbol	MRBIX
MFS® Research Bond Fund | R1
Risk/Return:
Trading Symbol	MRBGX
MFS® Research Bond Fund | R2
Risk/Return:
Trading Symbol	MRRRX
MFS® Research Bond Fund | R3
Risk/Return:
Trading Symbol	MRBHX
MFS® Research Bond Fund | R5
Risk/Return:
Trading Symbol	MRBKX